Share Based Compensation - Summary of RSUs Activity (Detail) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period	10,920
Number of shares, Granted		10,920
Number of RSUs, Converted to RS	(10,920)
Number of shares, Outstanding at end of period		10,920